Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	$ 871,613,584
Realized losses on sales and redemptions for physical bullion	(4,536,914)	$ (5,400,608)
Change in unrealized gains (losses)	136,938,140	(76,160,284)
Balance at end of year	1,075,133,513	871,613,584
Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	871,613,584	954,587,514
Purchases	77,968,605	7,501,519
Sales	(25,102)	(1,169,773)
Redemptions for physical bullion	(6,824,800)	(7,744,784)
Realized losses on sales and redemptions for physical bullion	(4,536,914)	(5,400,608)
Change in unrealized gains (losses)	136,938,140	(76,160,284)
Balance at end of year	$ 1,075,133,513	$ 871,613,584